Submission	Sep. 30, 2025
Submission [Line Items]
Central Index Key	0002078482
Registrant Name	BoluoC Acquisition Corp
Registration File Number	333-289414
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A